Schedule of cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Operating expenses	€ 432,452	€ 184,558	€ 133,345
Consulting and other purchased services [member]
IfrsStatementLineItems [Line Items]
Operating expenses	169,158	65,212	29,840
Cost of services and change in inventory [member]
IfrsStatementLineItems [Line Items]
Operating expenses	105,648	10,778	5,320
Employee eenefit expense other than share based compensation [member]
IfrsStatementLineItems [Line Items]
Operating expenses	85,334	58,264	46,219
Share based compensation expense [member]
IfrsStatementLineItems [Line Items]
Operating expenses	14,678	6,328	2,552
Raw material sand consumables used [member]
IfrsStatementLineItems [Line Items]
Operating expenses	14,676	12,434	9,844
Depreciation and amortization and impairment [member]
IfrsStatementLineItems [Line Items]
Operating expenses	14,281	9,939	8,607
Building and energy costs [member]
IfrsStatementLineItems [Line Items]
Operating expenses	10,960	8,140	6,995
Supply office and i tcosts [member]
IfrsStatementLineItems [Line Items]
Operating expenses	7,409	3,333	3,281
License fees and royalties [member]
IfrsStatementLineItems [Line Items]
Operating expenses	4,865	4,384	7,553
Advertising costs [member]
IfrsStatementLineItems [Line Items]
Operating expenses	2,176	2,496	6,801
Ware housing and distribution costs [member]
IfrsStatementLineItems [Line Items]
Operating expenses	1,419	1,898	3,013
Travel and transportation costs [member]
IfrsStatementLineItems [Line Items]
Operating expenses	538	529	1,921
Other expenses [member]
IfrsStatementLineItems [Line Items]
Operating expenses	€ 1,309	€ 822	€ 1,399